FINANCE LEASE OBLIGATIONS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Capital Leased Assets
	As of December 31,
	2017	2018
	RMB	RMB

Equipment	824,892,821	936,961,787
Less: accumulated depreciation	(44,196,469)	(116,935,527)
Net Value	780,696,352	820,026,260

Schedule of Future Minimum Lease Payments for Capital Leases
Year ending December 31,	RMB
Year ended December 31,
2019	274,920,585
2020	213,714,266
2021	124,790,398
Total minimum lease payments	613,425,249
Less: Amount representing interest	(35,231,837)
Present value of net minimum lease payments	578,193,412
Current portion	239,781,124
Non-current portion	338,412,288